July 15, 2013

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Short Obligations Fund and BlackRock Ultra-Short Obligations Fund, each a series of BlackRock FundsSM

Post-Effective Amendment No. 302 to the Registration Statement on Form N-1A

(Securities Act File No. 33-26305, Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM, on behalf of each of its series BlackRock Short Obligations Fund and BlackRock Ultra-Short Obligations Fund (together, the “Funds”), hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post Effective Amendment No. 302 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 302 to the Registration Statement on Form N-1A of the Registrant with respect to the Funds was filed electronically with the Securities and Exchange Commission on July 9, 2013.

Sincerely,

BlackRock FundsSM

/s/ Benjamin Archibald

Benjamin Archibald

Secretary of the Registrant